GCAT 2022-INV2 Trust ABS-15G

Exhibit 99.42

Report Pulled:	3/30/2022 9:08:51 AM
Loan Count:	4
Fields Reviewed	Discrepancy Count	Percentage
No Discrepancy	0	0.00%

Report Pulled:	3/30/2022 9:08:51 AM
Loan Count:	4
Audit ID	Loan Number	Borrower Last Name	Field	Tape Data	Review Data